Customer accounts and amounts due to banks	12 Months Ended
Dec. 31, 2017
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Customer accounts and amounts due to banks
20.	Customer accounts and amounts due to banks

As of December 31, 2017 and 2016, customer accounts and amounts due to banks consisted of the following:

	As of December 31, 2016	As of December 31, 2017
Due to banks	1,207	1,390
Due to individuals	34	110
Due to legal entities	1,101	1,571
Term deposits	—	111

Total customer accounts and amounts due to banks	2,342	3,182

Customer accounts and amounts due to banks bear the interest of up to 7% and are due on demand exept for term deposits which duration are contracted.